Convertible promissory notes (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) d mo shares	Jan. 31, 2015 USD ($) d mo shares
Long-term Debt And Convertible Promissory Notes 1		$ 544
Long-term Debt And Convertible Promissory Notes 2		9.49%
Long-term Debt And Convertible Promissory Notes 3		$ 6,710
Long-term Debt And Convertible Promissory Notes 4		12,304
Long-term Debt And Convertible Promissory Notes 5		6,891
Long-term Debt And Convertible Promissory Notes 6		$ 14,410
Long-term Debt And Convertible Promissory Notes 7		506
Long-term Debt And Convertible Promissory Notes 8		10.00%
Long-term Debt And Convertible Promissory Notes 9		$ 730,174
Long-term Debt And Convertible Promissory Notes 10		60.00%
Long-term Debt And Convertible Promissory Notes 11		$ 10,000,000
Long-term Debt And Convertible Promissory Notes 12 | d		30
Long-term Debt And Convertible Promissory Notes 13 | mo		12
Long-term Debt And Convertible Promissory Notes 14		$ 3,730,174
Long-term Debt And Convertible Promissory Notes 15		$ 1,592,769
Long-term Debt And Convertible Promissory Notes 16		199
Long-term Debt And Convertible Promissory Notes 17		$ 5,322,943
Long-term Debt And Convertible Promissory Notes 18		555,000
Long-term Debt And Convertible Promissory Notes 19		500,000
Long-term Debt And Convertible Promissory Notes 20		55,000
Long-term Debt And Convertible Promissory Notes 21		$ 150,000
Long-term Debt And Convertible Promissory Notes 22 | d		180
Long-term Debt And Convertible Promissory Notes 23		70.00%
Long-term Debt And Convertible Promissory Notes 24 | d		20
Long-term Debt And Convertible Promissory Notes 25 | d		90
Long-term Debt And Convertible Promissory Notes 26		0.00%
Long-term Debt And Convertible Promissory Notes 27 | d		90
Long-term Debt And Convertible Promissory Notes 28		12.00%
Long-term Debt And Convertible Promissory Notes 29		$ 150,000
Long-term Debt And Convertible Promissory Notes 30 | d		90
Long-term Debt And Convertible Promissory Notes 31		$ 150,000
Long-term Debt And Convertible Promissory Notes 32		$ 186,480
Long-term Debt And Convertible Promissory Notes 33 | shares		17,937,915
Long-term Debt And Convertible Promissory Notes 34		$ 75,000
Long-term Debt And Convertible Promissory Notes 35		$ 75,000
Long-term Debt And Convertible Promissory Notes 36 | d		90
Long-term Debt And Convertible Promissory Notes 37		$ 93,240
Long-term Debt And Convertible Promissory Notes 38 | shares		9,983,507
Long-term Debt And Convertible Promissory Notes 39		$ 75,000
Long-term Debt And Convertible Promissory Notes 40		75,000
Long-term Debt And Convertible Promissory Notes 41		41,961
Long-term Debt And Convertible Promissory Notes 42		$ 75,000
Long-term Debt And Convertible Promissory Notes 43 | shares		5,900,000
Long-term Debt And Convertible Promissory Notes 44		$ 144,519
Long-term Debt And Convertible Promissory Notes 45		250,000
Long-term Debt And Convertible Promissory Notes 46		225,000
Long-term Debt And Convertible Promissory Notes 47		$ 25,000
Long-term Debt And Convertible Promissory Notes 48		100.00%
Long-term Debt And Convertible Promissory Notes 49		70.00%
Long-term Debt And Convertible Promissory Notes 50 | d		5
Long-term Debt And Convertible Promissory Notes 51		$ 250,000
Long-term Debt And Convertible Promissory Notes 52		$ 102,500
Long-term Debt And Convertible Promissory Notes 53 | shares		11,792,944
Long-term Debt And Convertible Promissory Notes 54		$ 147,500
Long-term Debt And Convertible Promissory Notes 55		$ 150,000
Long-term Debt And Convertible Promissory Notes 56		12.00%
Long-term Debt And Convertible Promissory Notes 57 | d		180
Long-term Debt And Convertible Promissory Notes 58		45.00%
Long-term Debt And Convertible Promissory Notes 59 | d		10
Long-term Debt And Convertible Promissory Notes 60		$ 157,791
Long-term Debt And Convertible Promissory Notes 61		$ 105,000
Long-term Debt And Convertible Promissory Notes 62		10.00%
Long-term Debt And Convertible Promissory Notes 63		$ 5,000
Long-term Debt And Convertible Promissory Notes 64 | d		180
Long-term Debt And Convertible Promissory Notes 65		40.00%
Long-term Debt And Convertible Promissory Notes 66		$ 108,136
Long-term Debt And Convertible Promissory Notes 67		210,000
Long-term Debt And Convertible Promissory Notes 68		10,000
Long-term Debt And Convertible Promissory Notes 69		105,000
Long-term Debt And Convertible Promissory Notes 70		100,000
Long-term Debt And Convertible Promissory Notes 71		$ 5,000
Long-term Debt And Convertible Promissory Notes 72		10.00%
Long-term Debt And Convertible Promissory Notes 73		37.50%
Long-term Debt And Convertible Promissory Notes 74 | d		5
Long-term Debt And Convertible Promissory Notes 75		$ 106,697
Long-term Debt And Convertible Promissory Notes 76		382,173
Long-term Debt And Convertible Promissory Notes 77		0
Long-term Debt And Convertible Promissory Notes 78		28,750
Long-term Debt And Convertible Promissory Notes 79		47,500
Long-term Debt And Convertible Promissory Notes 80		403,579
Long-term Debt And Convertible Promissory Notes 81		12,916
Long-term Debt And Convertible Promissory Notes 82		45,663
Long-term Debt And Convertible Promissory Notes 83		15,500
Long-term Debt And Convertible Promissory Notes 84		30,163
Long-term Debt And Convertible Promissory Notes 85		38,052
Long-term Debt And Convertible Promissory Notes 86		$ 7,611
Convertible Promissory Notes 1	10.00%
Convertible Promissory Notes 2	$ 730,174
Convertible Promissory Notes 3	60.00%
Convertible Promissory Notes 4	$ 10,000,000
Convertible Promissory Notes 5 | d	30
Convertible Promissory Notes 6 | mo	12
Convertible Promissory Notes 7	$ 3,730,174
Convertible Promissory Notes 8	1,592,769
Convertible Promissory Notes 9	5,322,943
Convertible Promissory Notes 10	555,000
Convertible Promissory Notes 11	500,000
Convertible Promissory Notes 12	55,000
Convertible Promissory Notes 13	$ 150,000
Convertible Promissory Notes 14 | d	180
Convertible Promissory Notes 15	70.00%
Convertible Promissory Notes 16 | d	20
Convertible Promissory Notes 17 | d	90
Convertible Promissory Notes 18	0.00%
Convertible Promissory Notes 19 | d	90
Convertible Promissory Notes 20	12.00%
Convertible Promissory Notes 21	$ 150,000
Convertible Promissory Notes 22 | d	90
Convertible Promissory Notes 23	$ 150,000
Convertible Promissory Notes 24	$ 186,480
Convertible Promissory Notes 25 | shares	17,937,915
Convertible Promissory Notes 26	$ 75,000
Convertible Promissory Notes 27	$ 75,000
Convertible Promissory Notes 28 | d	90
Convertible Promissory Notes 29	$ 93,240
Convertible Promissory Notes 30 | shares	9,983,507
Convertible Promissory Notes 31	$ 75,000
Convertible Promissory Notes 32	75,000
Convertible Promissory Notes 33	$ 41,961
Convertible Promissory Notes 34 | shares	5,900,000
Convertible Promissory Notes 35	$ 50,000
Convertible Promissory Notes 36	$ 105,733
Convertible Promissory Notes 37 | shares	30,800,000
Convertible Promissory Notes 38	$ 94,284
Convertible Promissory Notes 39	250,000
Convertible Promissory Notes 40	225,000
Convertible Promissory Notes 41	$ 25,000
Convertible Promissory Notes 42	100.00%
Convertible Promissory Notes 43	70.00%
Convertible Promissory Notes 44 | d	5
Convertible Promissory Notes 45	$ 250,000
Convertible Promissory Notes 46	$ 102,500
Convertible Promissory Notes 47 | shares	11,792,944
Convertible Promissory Notes 48	$ 125,001
Convertible Promissory Notes 49 | shares	29,248,823
Convertible Promissory Notes 50	$ 22,500
Convertible Promissory Notes 51	$ 150,000
Convertible Promissory Notes 52	12.00%
Convertible Promissory Notes 53 | d	180
Convertible Promissory Notes 54	45.00%
Convertible Promissory Notes 55 | d	10
Convertible Promissory Notes 56	$ 160,834
Convertible Promissory Notes 57 | shares	56,676,739
Convertible Promissory Notes 58	$ 0
Convertible Promissory Notes 59	$ 105,000
Convertible Promissory Notes 60	10.00%
Convertible Promissory Notes 61	$ 5,000
Convertible Promissory Notes 62 | d	180
Convertible Promissory Notes 63	40.00%
Convertible Promissory Notes 64	$ 52,320
Convertible Promissory Notes 65	26,000,000
Convertible Promissory Notes 66	$ 58,285
Convertible Promissory Notes 67	210,000
Convertible Promissory Notes 68	10,000
Convertible Promissory Notes 69	105,000
Convertible Promissory Notes 70	100,000
Convertible Promissory Notes 71	5,000
Convertible Promissory Notes 72	50,000
Convertible Promissory Notes 73	$ 2,500
Convertible Promissory Notes 74	10.00%
Convertible Promissory Notes 75	37.50%
Convertible Promissory Notes 76 | d	5
Convertible Promissory Notes 77	$ 162,649
Convertible Promissory Notes 78	331,323
Convertible Promissory Notes 79	114,954
Convertible Promissory Notes 80	8,000
Convertible Promissory Notes 81	2,250
Convertible Promissory Notes 82	424,666
Convertible Promissory Notes 83	113,218
Convertible Promissory Notes 84	45,663
Convertible Promissory Notes 85	15,500
Convertible Promissory Notes 86	30,163
Convertible Promissory Notes 87	0
Convertible Promissory Notes 88	$ 11,416